ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2019
ORGANIZATION AND PRINCIPAL ACTIVITIES
ORGANIZATION AND PRINCIPAL ACTIVITIES

1. ORGANIZATION AND PRINCIPAL ACTIVITIES

9F Inc. (the “Company” or “9F”) was incorporated under the laws of the Cayman Islands on January 24, 2014. The Company, its subsidiaries, its consolidated variable interest entities (“VIEs”) and VIEs’ subsidiaries (collectively referred to as the “Group”) are digital platform integrating and personalizing financial services in the People’s Republic of China (“PRC”). The Group provides a comprehensive range of financial products and services across online lending, wealth management, and payment facilitation, all integrated under a single digital financial account.

Prior to the incorporation of the Company, the Group operated its business in China through Jiufu Shuke Technology Group Co, Ltd (“Jiufu Shuke”), formerly known as Jiufu Jinke Holding Group Co, Ltd., as a limited liability company owned by the original shareholders (the “Founders”), Zhenxiang Zhong, Guangwu Gao, and Yifan Ren. On August 25, 2014, Jiufu Shuke became the Group’s consolidated VIEs through the contractual arrangements described below in “Basis of consolidation” in Note 2.